Employee Future Benefits - Defined Benefit Obligation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	$ 158
Actuarial loss arising from demographic assumptions	5	$ (37)
Defined benefit obligation, ending of period	162	158
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	447
Defined benefit obligation, ending of period	446	447
Registered
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	71
Defined benefit obligation, ending of period	71	71
Registered | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	345	469
Current service cost	1	1
Interest cost	16	13
Benefits paid	(36)	(57)
Actuarial loss arising from demographic assumptions	1
Actuarial gain arising from financial assumptions	12	(83)
Actuarial loss arising from experience adjustments	2	1
Change in foreign exchange rates	(1)	1
Defined benefit obligation, ending of period	340	345
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	70
Defined benefit obligation, ending of period	74	70
Supplemental | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	85	101
Current service cost	1	1
Interest cost	4	3
Benefits paid	(6)	(5)
Actuarial loss arising from demographic assumptions	0
Actuarial gain arising from financial assumptions	4	(22)
Actuarial loss arising from experience adjustments	1	7
Change in foreign exchange rates	0	0
Defined benefit obligation, ending of period	89	85
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	17
Defined benefit obligation, ending of period	17	17
Other | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	17	23
Current service cost	0	0
Interest cost	1	0
Benefits paid	(2)	1
Actuarial loss arising from demographic assumptions	0
Actuarial gain arising from financial assumptions	1	(5)
Actuarial loss arising from experience adjustments	0	(2)
Change in foreign exchange rates	0	0
Defined benefit obligation, ending of period	17	17
Total | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	447	593
Current service cost	2	2
Interest cost	21	16
Benefits paid	(44)	(61)
Actuarial loss arising from demographic assumptions	1
Actuarial gain arising from financial assumptions	17	(110)
Actuarial loss arising from experience adjustments	3	6
Change in foreign exchange rates	(1)	1
Defined benefit obligation, ending of period	$ 446	$ 447